(LOSS)/EARNINGS PER SHARE (Schedule of Basic Earnings Per Ordinary Share) (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Basic earnings per share denominator		83,612,908	86,486,409	91,858,813
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		96,162,410	96,162,410	95,840,138
Weighted average number of shares issued	[1]			120,396
Weighted average number of treasury shares		(12,549,502)	(9,676,001)	(4,101,721)
Basic earnings per share denominator		83,612,908	86,486,409	91,858,813
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per share denominator		83,612,908	86,486,409	91,858,813
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		96,162,410	96,162,410	95,840,138
Basic earnings per share denominator		83,612,908	86,486,409	91,858,813

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.